Warrants - Changes in warrant liability (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants
Balance, beginning of period	$ 261,569	$ 374,694
Balance, end of period	262,909	261,569	$ 374,694
Level 3
Warrants
Balance, beginning of period	261,569	374,694	287,750
Additional warrants issued		0
Change in fair value	1,340	(113,125)	86,944
Balance, end of period	$ 262,909	$ 261,569	$ 374,694